Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 0.6%
StandardAero, Inc. (A)	199,272	$ 5,438,133
Biotechnology - 3.1%
Argenx SE, ADR (A)	13,277	9,792,584
Ascendis Pharma AS, ADR (A)	40,380	8,027,948
Avidity Biosciences, Inc. (A)	64,431	2,807,259
Revolution Medicines, Inc. (A)	82,352	3,845,838
Vaxcyte, Inc. (A)	118,424	4,265,632
		28,739,261
Capital Markets - 3.7%
Cboe Global Markets, Inc.	25,794	6,325,978
Charles Schwab Corp.	90,121	8,603,852
LPL Financial Holdings, Inc.	57,720	19,202,867
		34,132,697
Chemicals - 1.4%
Corteva, Inc.	193,889	13,112,713
Commercial Services & Supplies - 5.0%
Cimpress PLC (A)	85,684	5,401,519
Clean Harbors, Inc. (A)	50,620	11,754,976
RB Global, Inc.	103,847	11,252,861
Rentokil Initial PLC (B)	935,743	£9,919,990
Veralto Corp.	68,546	7,307,689
		45,637,035
Construction & Engineering - 1.8%
API Group Corp. (A)	483,554	16,619,751
Consumer Staples Distribution & Retail - 0.6%
Dollar Tree, Inc. (A)	57,303	5,407,684
Electric Utilities - 2.1%
Alliant Energy Corp.	284,416	19,172,483
Electrical Equipment - 1.2%
Sensata Technologies Holding PLC	370,423	11,316,423
Electronic Equipment, Instruments & Components - 7.9%
CDW Corp.	52,149	8,306,293
Flex Ltd. (A)	586,219	33,983,115
TE Connectivity PLC	32,162	7,060,524
Teledyne Technologies, Inc. (A)	39,251	23,002,656
		72,352,588
Entertainment - 2.5%
Liberty Media Corp. - Liberty Formula One, Class C (A)	190,874	19,936,789
Liberty Media Corp. - Liberty Formula One, Class A (A)	28,061	2,671,969
		22,608,758
Financial Services - 2.5%
Global Payments, Inc.	58,460	4,856,857
WEX, Inc. (A)	115,928	18,262,138
		23,118,995
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation - 2.3%
JB Hunt Transport Services, Inc.	112,147	$ 15,046,763
TFI International, Inc. (B)	73,355	6,459,641
		21,506,404
Health Care Equipment & Supplies - 6.6%
Boston Scientific Corp. (A)	214,561	20,947,591
Cooper Cos., Inc. (A)	66,454	4,556,086
Globus Medical, Inc., Class A (A)	85,267	4,883,241
ICU Medical, Inc. (A)	53,698	6,441,612
Lantheus Holdings, Inc. (A)	44,421	2,278,353
STERIS PLC	29,178	7,219,804
Teleflex, Inc.	117,042	14,321,259
		60,647,946
Hotels, Restaurants & Leisure - 3.8%
Aramark	395,281	15,178,791
DoorDash, Inc., Class A (A)	51,283	13,948,463
Entain PLC	459,908	5,404,715
		34,531,969
Industrial REITs - 0.4%
Lineage, Inc. (B)	104,245	4,028,027
Insurance - 5.5%
Intact Financial Corp.	138,271	26,902,090
W.R. Berkley Corp.	195,073	14,946,493
Willis Towers Watson PLC	24,787	8,562,669
		50,411,252
Interactive Media & Services - 0.3%
Ziff Davis, Inc. (A)	64,191	2,445,677
IT Services - 1.1%
Amdocs Ltd.	69,659	5,715,521
GoDaddy, Inc., Class A (A)	34,399	4,706,815
		10,422,336
Life Sciences Tools & Services - 3.9%
Illumina, Inc. (A)	49,183	4,670,910
Revvity, Inc.	221,820	19,442,523
Waters Corp. (A)	38,588	11,569,068
		35,682,501
Machinery - 1.6%
Ingersoll Rand, Inc.	176,879	14,613,743
Multi-Utilities - 2.9%
Ameren Corp.	134,869	14,077,626
DTE Energy Co.	86,941	12,296,066
		26,373,692
Oil, Gas & Consumable Fuels - 0.4%
ONEOK, Inc.	46,265	3,375,957
Passenger Airlines - 1.4%
Ryanair Holdings PLC, ADR	209,975	12,644,694
Professional Services - 8.6%
Broadridge Financial Solutions, Inc., ADR	72,329	17,226,598
Dayforce, Inc. (A)	261,405	18,008,191
Transamerica Series Trust

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
SS&C Technologies Holdings, Inc.	367,366	$ 32,607,406
TransUnion	82,880	6,943,686
UL Solutions, Inc., Class A	56,273	3,987,505
		78,773,386
Real Estate Management & Development - 1.8%
CoStar Group, Inc. (A)	156,852	13,233,603
FirstService Corp.	18,605	3,544,067
		16,777,670
Semiconductors & Semiconductor Equipment - 4.6%
KLA Corp.	8,953	9,656,706
NXP Semiconductors NV	76,772	17,483,287
ON Semiconductor Corp. (A)	305,238	15,051,286
		42,191,279
Software - 12.9%
AppLovin Corp., Class A (A)	63,204	45,414,602
Constellation Software, Inc.	11,474	31,147,907
Descartes Systems Group, Inc. (A)	48,236	4,545,278
Dynatrace, Inc. (A)	101,579	4,921,503
PTC, Inc. (A)	96,352	19,561,383
Topicus.com, Inc. (A)(B)	40,321	4,324,143
Workday, Inc., Class A (A)	34,045	8,195,653
		118,110,469
Specialized REITs - 1.1%
Lamar Advertising Co., Class A	84,703	10,369,341
Specialty Retail - 2.2%
Burlington Stores, Inc. (A)	22,375	5,694,438
CarMax, Inc. (A)	145,444	6,526,072
Wayfair, Inc., Class A (A)	85,637	7,649,953
		19,870,463
	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.7%
Gildan Activewear, Inc.	271,419	$ 15,688,018
Trading Companies & Distributors - 2.7%
Ferguson Enterprises, Inc.	110,010	24,706,046
Total Common Stocks (Cost $708,792,388)		900,827,391
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.13% (C)	8,427,656	8,427,656
Total Other Investment Company (Cost $8,427,656)		8,427,656

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp., 1.65% (C), dated 09/30/2025, to be repurchased at $16,582,120 on 10/01/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 03/15/2027, and with a value of $16,913,066.	$ 16,581,360	16,581,360
Total Repurchase Agreement (Cost $16,581,360)		16,581,360
Total Investments (Cost $733,801,404)		925,836,407
Net Other Assets (Liabilities) - (0.9)%		(8,253,879)
Net Assets - 100.0%		$ 917,582,528
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$891,992,290	$8,835,101	$—	$900,827,391
Other Investment Company	8,427,656	—	—	8,427,656
Repurchase Agreement	—	16,581,360	—	16,581,360
Total Investments	$900,419,946	$25,416,461	$—	$925,836,407
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $11,646,656, collateralized by cash collateral of $8,427,656 and non-cash collateral, such as U.S. government securities of $3,488,040. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at September 30, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica Janus Mid-Cap Growth VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Janus Mid-Cap Growth VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica Janus Mid-Cap Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust